Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues:
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Total Operating Revenue	47,470	33,834
Costs and Expenses:
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
Exploration Expense	2,044	1,092
Impairment Expense	66	11,063
Income Tax (Expense) Benefit	2,004	(2,631)
Loss from Discontinued Operations, net of taxes	(61)	(5,355)
Discontinued Operations Assets Held For Sale
Revenues:
Oil, Natural Gas and NGL Sales	9	29
Total Operating Revenue	9	29
Costs and Expenses:
Production and Lease Operating Expense	46	86
General and Administrative Expense	11	287
Exploration Expense	53	332
Impairment Expense	0	8,270
Other Operating (Income) Expense	(3)	3
Loss on Sale of Asset	4	144
Total Costs and Expenses	111	9,122
Loss from Discontinued Operations Before Income Taxes	(102)	(9,093)
Income Tax (Expense) Benefit	41	3,738
Loss from Discontinued Operations, net of taxes	(61)	(5,355)
Discontinued Operations Assets Held For Sale | Crude Oil (Bbls)
Production:
Production Costs	147	344
Discontinued Operations Assets Held For Sale | Total (Mcfe)
Production:
Production Costs	$ 882	$ 2,064